                                                      REGISTRATION NOS. 33-20453

                                                                        811-5166
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                        PRE-EFFECTIVE AMENDMENT NO.

                     POST-EFFECTIVE AMENDMENT NO. 21   [X]


                             REGISTRATION STATEMENT
                                   UNDER THE
                      INVESTMENT COMPANY ACT OF 1940   [X]


                                AMENDMENT NO. 21

                       (CHECK APPROPRIATE BOX OR BOXES.)
                            ------------------------

                        MONY AMERICA VARIABLE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                          MONY LIFE INSURANCE COMPANY
                                   OF AMERICA
                              (NAME OF DEPOSITOR)

                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE (212) 708-2000

                                 EDWARD P. BANK
                   VICE PRESIDENT AND DEPUTY GENERAL COUNSEL
                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                            ------------------------


     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: It is proposed that this filing will become effective on May 1, 1998 pursuant to paragraph (b) of Rule 485.




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

                             CROSS REFERENCE SHEET

                             (REQUIRED BY RULE 495)

                                     PART A

ITEM NO.                                                                  LOCATION
--------                                                     -----------------------------------
    1.     Cover Page......................................  Cover Page
    2.     Definitions.....................................  Definitions
    3.     Synopsis........................................  Synopsis
    4.     Condensed Financial Information.................  Condensed Financial Information
    5.     General Description of Registrant, Depositor,
           and Portfolio Companies.........................  MONY Life Insurance Company of
                                                             America; MONY America Variable
                                                             Account A; The Funds; Charges and
                                                             Deductions
    6.     Deductions and Expenses.........................  Charges and Deductions
    7.     General Description of Variable Annuity
           Contracts.......................................  Payment and Allocation of Premiums;
                                                             Other Provisions
    8.     Annuity Period..................................  Annuity Provisions
    9.     Death Benefit...................................  Death Benefit; Annuity Provisions
   10.     Purchases and Contract Value....................  Payment and Allocation of Premiums
   11.     Redemptions.....................................  Surrenders
   12.     Taxes...........................................  Federal Tax Status
   13.     Legal Proceedings...............................  Legal Proceedings
   14.     Table of Contents of Statement of Additional
           Information.....................................  Table of Contents of Statement of
                                                             Additional Information
                                             PART B
   15.     Cover Page......................................  Cover Page
   16.     Table of Contents...............................  Table of Contents
   17.     General Information and History.................  MONY Life Insurance Company of
                                                             America
   18.     Services........................................  Not Applicable
   19.     Purchases of Securities Being Offered...........  Not Applicable
   20.     Underwriters....................................  Prospectus -- MONY Life Insurance
                                                             Company of America
   21.     Calculation of Performance Data.................  Performance Data
   22.     Annuity Payments................................  Not Applicable
   23.     Financial Statements............................  Financial Statements

                                             PART C

          Information related to the following Items is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.
   24.     Financial Statements and Exhibits
   25.     Directors and Officers of the Depositor
   26.     Persons Controlled by or Under Common Control with the Depositor or Registrant
   27.     Number of Contractowners
   28.     Indemnification
   29.     Principal Underwriters
   30.     Location of Accounts and Records
   31.     Management Services
   32.     Undertakings

     Registrant hereby incorporates herein by reference the Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (Registration No. 33-20453).


                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) The following Financial Statements are included in this Registration
Statement:

          (1) With respect to MONY America Variable Account A:

             (a) Report of Independent Accountants;

             (b) Statements of assets and liabilities as of December 31, 1997;

             (c) Statements of operations for the year ended December 31, 1997;

             (d) Statements of changes in net assets for the years ended December 31, 1997 and 1996.

          (2) With respect to MONY Life Insurance Company of America:

             (a) Report of Independent Accountants.

             (b) Balance sheets as of December 31, 1997 and 1996.

             (c) Statements of operations for the years ended December 31, 1997 and 1996.

             (d) Statements of capital and surplus for the years ended December 31, 1997 and 1996.

             (e) Statements of cash flows for the years ended December 31, 1997 and 1996.


     (b) EXHIBITS


          (1) Resolutions of Board of Directors of MONY Life Insurance Company of America ("Company") authorizing the establishment of MONY America Variable Account A ("Variable Account"), adopted March 27, 1987, filed as
     Exhibit 1 of Registration Statement Nos. 33-14362 and 811-5166, dated May 18, 1987, is incorporated herein by reference.

          (2) Not applicable.

          (3)(a) Distribution Agreement among MONY Life Insurance Company of America, MONY Securities Corp., and MONY Series Fund, Inc., filed as
     Exhibit 3(a) of Post-Effective Amendment No. 3, dated February 28, 1991, to Registration Statement No. 33-20453, is incorporated herein by reference.

          (b) Specimen Agreement with Registered Representatives, filed as
     Exhibit 3(b) of Pre-Effective Amendment No. 1, dated December 17, 1990, to Registration Statement Nos. 33-37722 and 811-6216, is incorporated herein by reference.

          (c) Specimen Agreement (Career Contract) between the Company and selling agents (with Commission Schedule), filed as Exhibit 3(c) of Pre-Effective Amendment No. 1, dated October 26, 1987, to Registration Statement Nos. 33-14362 and 811-5166, is incorporated herein by reference.

          (4) Proposed forms of Flexible Payment Variable Annuity Contracts, filed as Exhibit 4 of Registration Statement No. 33-20453, is incorporated herein by reference.

          (5) Proposed form of Application for Flexible Payment Variable Annuity Contract, filed as Exhibit 4 of Registration Statement No. 33-20453, is incorporated herein by reference.

          (6) Articles of Incorporation and By-Laws of the Company, filed as Exhibits 6(a) and 6(b), respectively, of Registration Statement No. 33-13183, dated April 6, 1987, is incorporated herein by reference.

          (7) Not applicable.

          (8) Not applicable.

          (9) Opinion and Consent of Willard G. Eldred, Esq., as to the legality of the securities being registered, filed as Exhibit 9 of Pre-Effective Amendment No. 1, dated July 13, 1988, to Registration Statement No. 33-20453, is incorporated herein by reference.

          (10) Consent of Coopers & Lybrand L.L.P., Independent Accountants for MONY America Variable Account A and MONY Life Insurance Company of America. filed as Exhibit 10 of Post-Effective Amendment No. 20 to Registration Statement No. 33-20453, is incorporated herein by reference.

          (11) Not applicable.

          (12) Not applicable.

          (13) Calculation of Performance Data.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                    NAME                            POSITION AND OFFICES WITH DEPOSITOR
---------------------------------------------  ---------------------------------------------
Michael I. Roth..............................  Director, Chairman and Chief Executive
                                               Officer
Samuel J. Foti...............................  Director, President and Chief Operating
                                               Officer
Richard E. Connors...........................  Director
Sam Chiodo...................................  Vice President
Larry Cohen..................................  Assistant Treasurer
Richard Daddario.............................  Director, Vice President, and Controller
Philip Eisenberg.............................  Vice President and Actuary
Margaret G. Gale.............................  Director and Vice President
William D. Goodwin...........................  Vice President
Stephen J. Hall..............................  Director
Edward E. Hill...............................  Vice President-Compliance Officer
Charles P. Leone.............................  Director, Vice President and Chief Compliance
                                               Officer
Kenneth M. Levine............................  Director and Executive Vice President
Evelyn L. Peos...............................  Vice President
Jacob Poleyeff...............................  Vice President -- Agency Operations
Michael Slipowitz............................  Vice President
David S. Waldman.............................  Secretary
David V. Weigel..............................  Treasurer

     The business address for all officers and directors of MONY America is 1740 Broadway, New York, New York 10019.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company of America, a wholly-owned subsidiary of The Mutual Life Insurance Company of New York ("MONY").

     The following is a diagram showing all corporations directly or indirectly controlled by or under common control with MONY Life Insurance Company of America, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship. (See diagram on following page.) Omitted from the diagram are subsidiaries of MONY that, considered in the aggregate, would not constitute a "significant subsidiary" (as that term is defined in Rule 8b-2 under Section 8 of the Investment Company Act of 1940) of MONY.

                   ANNUAL STATEMENT FOR THE YEAR 1997 OF THE
                   MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

              INFORMATION CONCERNING ACTIVITIES OF INSURER MEMBERS
                          OF THE HOLDING COMPANY GROUP

                         PART 1 - ORGANIZATIONAL CHART

ITEM 27.  NUMBER OF CONTRACT OWNERS:

     As of December 31, 1997 MONY America Variable Account A had 95,307 owners of Contracts.

ITEM 28.  INDEMNIFICATION

     The By-Laws of MONY Life Insurance Company of America provide, in Article VI as follows:

     SECTION 1. The Corporation shall indemnify any existing or former director, officer, employee or agent of the Corporation against all expenses incurred by them and each of them which may arise or be incurred, rendered or levied in any legal action brought or threatened against any of them for or on account of any action or omission alleged to have been committed while acting within the scope of employment as director, officer, employee or agent of the Corporation, whether or not any action is or has been filed against them and whether or not any settlement or compromise is approved by a court, all subject and pursuant to the provisions of the Articles of Incorporation of this Corporation.

     SECTION 2. The indemnification provided in this By-Law shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under By-Law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) MONY Securities Corp. ("MSC") is the principal underwriter of the Registrant and the Fund. The Mutual Life Insurance Company of New York ("MONY") also acts as sub-investment adviser to the Fund through a services agreement.

     (b) The names, titles, and principal business addresses of the officers of MONY and MSC are listed on Schedules A and D of the respective Forms ADV for MONY (Registration No. 801-13564), as filed with the Commission on December 20, 1977 and as amended, and on Schedule A of Form BD for MSC (Registration No. 8-15289) as filed with the Commission on November 23, 1969 and as amended and on the individual officer's Form U-4, the texts of which are hereby incorporated by reference.

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

     (c) The following table sets forth commissions and other compensation received by each principal underwriter, directly or indirectly, from MONY America Variable Account A during fiscal year 1996 and 1995:

                                           NET
                                       UNDERWRITING
                                      DISCOUNTS AND      COMPENSATION      BROKERAGE         OTHER
              NAME OF                  COMMISSIONS      ON REDEMPTION     COMMISSIONS     COMPENSATION
             PRINCIPAL                --------------    --------------    ------------    ------------
            UNDERWRITER               1996     1997     1996     1997     1996    1997    1996    1997
            -----------               -----    -----    -----    -----    ----    ----    ----    ----
MONY Securities Corp................    0        0        0        0       0       0       0       0

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by MONY Life Insurance Company of America, in whole or in part, at its principal offices at 1740 Broadway, New York, New York 10019 or at its Operations Center at 1 MONY Plaza, Syracuse, New York 13202.

ITEM 31.  MANAGEMENT SERVICES

     Not applicable.

ITEM 32.  UNDERTAKINGS

     (a) Registrant hereby undertakes to file post-effective amendments to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


                   REPRESENTATIONS RELATING TO SECTION 26 OF


                       THE INVESTMENT COMPANY ACT OF 1940



     Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the Contract, in the aggregate, are reasonsable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MONY America Variable Account A, has duly caused this Post-Effective Amendment No. 21 to this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and the State of New York, on this 27th day of April, 1998 and Registrant hereby certifies that the requirements of Rule 485(b) have been met.


                                          MONY America Variable Account A
                                          (Registrant)

                                          MONY Life Insurance Company of America
                                          (Depositor)

                                          By:      /s/ MICHAEL I. ROTH
                                            ------------------------------------
                                                 Michael I. Roth, Director
                                               Chairman and Chief Executive
                                                 Officer


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 21 to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



                       SIGNATURE                                                            DATE
                       ---------                                                            ----
                  /s/ MICHAEL I. ROTH                                                    April 27, 1998
--------------------------------------------------------
                    Michael I. Roth
       Director, Chairman of the Board, and Chief
                   Executive Officer

                   /s/ SAMUEL J. FOTI                                                    April 27, 1998
--------------------------------------------------------
                     Samuel J. Foti
             Director, President, and Chief
                   Operating Officer

                  /s/ RICHARD DADDARIO                                                   April 27, 1998
--------------------------------------------------------
                    Richard Daddario
        Director, Vice President, and Controller
     (Principal, Financial, and Accounting Officer)

                  /s/ CHARLES P. LEONE                                                   April 27, 1998
--------------------------------------------------------
                    Charles P. Leone
          Director, Vice President, and Chief
                   Compliance Officer

                 /s/ KENNETH M. LEVINE                                                   April 27, 1998
--------------------------------------------------------
                   Kenneth M. Levine
         Director and Executive Vice President

                       SIGNATURE                                                            DATE
                       ---------                                                            ----
                  /s/ MARGARET G. GALE                                                   April 27, 1998
--------------------------------------------------------
                    Margaret G. Gale
              Director and Vice President

                 /s/ RICHARD E. CONNORS                                                  April 27, 1998
--------------------------------------------------------
                   Richard E. Connors
                        Director

                  /s/ STEPHEN J. HALL                                                    April 27, 1998
--------------------------------------------------------
                    Stephen J. Hall
                        Director


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